Debt (Narrative) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Feb. 28, 2015	Mar. 31, 2016	Mar. 31, 2015	Jan. 30, 2016	Dec. 31, 2015	May 31, 2014	Mar. 31, 2014
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 6.00		$ 6.00	$ 6.00	$ 3.57
Warrants Not Settleable in Cash, Fair Value Disclosure	$ 280,400			$ 280,400
Repayments of Notes Payable			$ 741,377	173,623
Warrants Expiration Date			Dec. 31, 2018
Interest Payable	4,600		$ 6,100	4,600
7% Bridge Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage			7.00%
Debt Instrument, Face Amount		$ 915,000
Debt Instrument, Maturity Date, Description			the Company could have elected to extend the maturity date of the notes to January 1, 2016 by providing written notice to the note holders and a warrant to purchase a number of shares of the Companys common stock equal to (a) the then outstanding principal balance of the note, divided by (b) $6.00 multiplied by 125%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			190,625
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 6.00
Warrants Not Settleable in Cash, Fair Value Disclosure			$ 458,900
Interest Expense, Debt			$ 221,400	237,500
Repayments of Notes Payable	173,600
Warrants Expiration Date			Nov. 30, 2021
Debt Instrument, Maturity Date		Jul. 01, 2015
5% Bridge Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage			5.00%
Debt Instrument, Face Amount	$ 826,900			826,900				$ 1,793,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			74,709
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 5.88
Warrants Not Settleable in Cash, Fair Value Disclosure							$ 279,100
Interest Expense, Debt				184,700
Interest Payable			$ 24,000
5% Bridge Notes [Member] | Emergent Financial Group, Inc. [Member]
Interest Expense, Debt				$ 98,400
Percentage Of Offering Price On Conversion Price			90.00%
Debt Conversion, Converted Instrument, Amount			$ 1,743,000
Percentage Of Commission On Principal Balance Of Notes			9.00%
Debt Issuance Cost			$ 492,500
5% Bridge Notes [Member] | One Note Holder [Member]
Interest Expense, Debt			$ 50,800
Class A and Class B Convertible Preferred Stock [Member]
Debt Instrument, Interest Rate, Stated Percentage						5.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	194,095			194,095
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 6.00			$ 6.00
Class A and Class B Convertible Preferred Stock [Member] | 7% Bridge Notes [Member]
Percentage Of Net Cash Proceeds Received During Each Month From Issuance Of Debt	25.00%